Summary of Components of Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating lease cost	$ 338,787	$ 338,787
Amortization of right-of-use assets	409,927	408,180
Interest on lease liabilities	26,504	72,374
Total finance lease cost	436,431	480,554
Total lease cost	$ 775,218	$ 819,341